Cash and Short-Term Deposits - Schedule of Cash and Short-Term Deposits (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Cash and Short-Term Deposits - Schedule of Cash and Short-Term Deposits (Details) [Line Items]
Cash	RM 2,249,627	$ 534,011	RM 474,716
Pledged Deposits	1,189,644	282,395	1,179,430
Total	RM 3,439,271	$ 816,406	RM 1,654,146